UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                        Form 13F

                                   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2009
                                                -------------------

Check here if Amendment [  ]; Amendment Number:
                                                ---------------
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:      	Cedar Creek Management, LLC
Address:  	47 Maple Street
                The Atrium - Suite 303
                Summit, NJ 07901

Form 13F File Number:   028-12702
                       -----------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Terrence G. O'Connor
Title:    Managing Member
Phone:    (908) 608-0828

Signature, Place, and Date of Signing:

 /S/ Terrence G. O'Connor                   Summit, NJ                5/13/09
-------------------------------------      --------------------     ----------
[Signature]                                   [City, State]           [Date]

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.  (Check here if all holding of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                          -----------------
Form 13F Information Table Entry Total:            22
                                          -----------------
Form 13F Information Table Value Total:   $     76,298
                                          -----------------
                                              (thousands)

List of Other Included Managers:

NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE
                              AS OF DATE: 3/31/09

                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACXIOM CORP                    COM              005125109     1603   216659 SH       SOLE                   216659        0        0
AGILENT TECHNOLOGIES INC       COM              00846U101     3458   225000 SH       SOLE                   225000        0        0
AMBASSADORS GROUP INC          COM              023177108     1273   156806 SH       SOLE                   156806        0        0
AUTOMATIC DATA PROCESSING IN   COM              053015103     5274   150000 SH       SOLE                   150000        0        0
BERKSHIRE HATHAWAY INC CL A    COM              084670108     4335       50 SH       SOLE                       50        0        0
COMCAST CORP NEW CL A          COM              20030N101     5456   400000 SH       SOLE                   400000        0        0
CORPORATE EXECUTIVE BRD CO     COM              21988R102     4203   289852 SH       SOLE                   289852        0        0
DST SYS INC DEL                COM              233326107     6059   175000 SH       SOLE                   175000        0        0
ENSTAR GROUP LIMITED SHS       COM              G3075P101     3005    53352 SH       SOLE                    53352        0        0
FASTENAL CO                    COM              311900104     5627   175000 SH       SOLE                   175000        0        0
HOME DEPOT INC                 COM              437076102     4123   175000 SH       SOLE                   175000        0        0
JOHNSON & JOHNSON              COM              478160104     5260   100000 SH       SOLE                   100000        0        0
KAPSTONE PAPER & PACKAGING C   COM              48562P103      165    66983 SH       SOLE                    66983        0        0
LEAPFROG ENTERPRISES INC CL A  COM              52186N106      966   700000 SH       SOLE                   700000        0        0
MARTIN MARIETTA MATLS INC      COM              573284106     4362    55000 SH       SOLE                    55000        0        0
NYSE EURONEXT                  COM              629491101     1518    84800 SH       SOLE                    84800        0        0
REIS INC                       COM              75936P105      115    35297 SH       SOLE                    35297        0        0
STURM RUGER & CO INC           COM              864159108     4102   332645 SH       SOLE                   332645        0        0
TIME WARNER CABLE INC          COM              88732J207     1297    52291 SH       SOLE                    52291        0        0
TIME WARNER INC                COM              887317105     4021   208333 SH       SOLE                   208333        0        0
VIACOM INC CLASS B             COM              92553P201     4866   280000 SH       SOLE                   280000        0        0
WAL MART STORES INC            COM              931142103     5210   100000 SH       SOLE                   100000        0        0

